Stockholders' Equity (Details) - USD ($)					1 Months Ended	12 Months Ended
	Jul. 26, 2022	Jun. 14, 2022	Nov. 03, 2021	Sep. 30, 2021	Apr. 30, 2021	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2024
Stockholders' Equity [Line Items]
Stock compensation expense (in Dollars)							$ 3,040,000
Subsidiaries after tax net profits						10.00%
Respective registered capital						50.00%
Statutory reserve (in Dollars)									$ 0
Warrant [Member]
Stockholders' Equity [Line Items]
Warrants exercise price (in Dollars per share)	$ 2.44
Term of warrants	2 years
Investor warrants [Member]
Stockholders' Equity [Line Items]
Gross proceeds (in Dollars)	$ 6,040,000
Purchase price per share (in Dollars per share)	$ 1.5
Stock issued sale of shares	4,000,000
Warrants exercise price (in Dollars per share)	$ 0.01		$ 29.4	$ 41.2
Aggregate of common shares	4,000,000
Exercisable shares			1,500,000	1,000,000
Purchase price (in Dollars per share)			$ 0.01	$ 0.01
Warrants outstanding								2,500,000
Issued and outstanding shares								1,528,000
Warrants exercised for cashless								1,221,181
Additional warrants		972,000
Exchange for common shares		1,104,587
Closing price of common shares (in Dollars per share)						$ 6
Exercisability percentage						9.99%
Common Shares [Member]
Stockholders' Equity [Line Items]
Issuance of shares (in Dollars)					$ 455,000
Gross proceeds (in Dollars)	$ 6,040,000		$ 8,900,000	$ 8,200,000	$ 2,730,000
Aggregate of common shares			750,000	500,000
Purchase price per share (in Dollars per share)	$ 1.5		$ 12.8	$ 17.8
Stock issued sale of shares	4,000,000
Net proceeds (in Dollars)	$ 6,017,781
Common Shares [Member] | Warrant [Member]
Stockholders' Equity [Line Items]
Warrants exercise price (in Dollars per share)	$ 0.01
Aggregate of common shares	4,000,000